Related parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Cash ratio deposits		0.403%
Threshold eligible liabilities		£ 600.0
Forecast | Main Scheme
Related party transactions
Transfer of amount to reservoir trust to meet potential future contributions	£ 471.0
HM Treasury
Related party transactions
Proportion of ordinary shares held		45.97%
Other interests
Related party transactions
Investments and other assets, related parties		£ 871.0
Liabilities		£ 4.5